Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, no par value per share reserved for the issuance pursuant to the NIKE, Inc. Stock Incentive Plan
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	43.97
Maximum Aggregate Offering Price	$ 1,978,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 273,251.57
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B Common Stock that may become issuable under the NIKE, Inc. Stock Incentive Plan by NIKE, Inc., an Oregon corporation (the "Registrant"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Class B Common Stock. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low reported market prices of Class B Common Stock as reported on the New York Stock Exchange on April 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, no par value per share reserved for the issuance pursuant to the NIKE, Inc. Foreign Subsidiary Employee Stock Purchase Plan
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	43.97
Maximum Aggregate Offering Price	$ 351,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,578.06
Offering Note	(2) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Class B Common Stock that may become issuable under the NIKE, Inc. Foreign Subsidiary Employee Stock Purchase Plan by the Registrant, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Class B Common Stock. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low reported market prices of Class B Common Stock as reported on the New York Stock Exchange on April 6, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred compensation obligations under the NIKE, Inc. Deferred Compensation Plan (the "DC Plan")
Amount Registered | shares	75,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	(4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon an estimate of the amount of compensation participants may defer under the DC Plan.